Right-of-use Assets, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets, net
Beginning balance	$ 7,553,052	$ 8,200,181
Ending balance	7,212,165	7,553,052
Cost
Right-of-use assets, net
Beginning balance	11,107,711	10,969,613
Additions or inflationary adjustments	917,079	588,053
Retirements	(170,648)	(450,076)
Effect of translation	1,181	121
Ending balance	11,855,323	11,107,711
Accumulated Amortisation
Right-of-use assets, net
Beginning balance	(3,554,659)	(2,769,432)
Depreciation for the year	(1,096,774)	(1,070,350)
Retirements	8,173	284,976
Effect of translation	102	147
Ending balance	(4,643,158)	(3,554,659)
Buildings
Right-of-use assets, net
Beginning balance	4,476,729	4,758,787
Ending balance	4,287,905	4,476,729
Buildings | Cost
Right-of-use assets, net
Beginning balance	5,085,242	4,758,787
Additions or inflationary adjustments	655,135	480,222
Reclassifications	(107,075)
Retirements	(169,899)	(153,888)
Effect of translation	1,181	121
Ending balance	5,464,584	5,085,242
Buildings | Accumulated Amortisation
Right-of-use assets, net
Beginning balance	(608,513)
Reclassifications	35,312
Depreciation for the year	(607,791)	(618,374)
Retirements	4,211	9,714
Effect of translation	102	147
Ending balance	(1,176,679)	(608,513)
Satellite Transponders
Right-of-use assets, net
Beginning balance	2,209,070	2,494,111
Ending balance	1,924,029	2,209,070
Satellite Transponders | Cost
Right-of-use assets, net
Beginning balance	4,275,619	4,275,619
Ending balance	4,275,619	4,275,619
Satellite Transponders | Accumulated Amortisation
Right-of-use assets, net
Beginning balance	(2,066,549)	(1,781,508)
Depreciation for the year	(285,041)	(285,041)
Ending balance	(2,351,590)	(2,066,549)
Technical Equipment
Right-of-use assets, net
Beginning balance	841,392	908,758
Ending balance	895,716	841,392
Technical Equipment | Cost
Right-of-use assets, net
Beginning balance	1,688,829	1,896,682
Additions or inflationary adjustments	195,153	82,568
Retirements		(290,421)
Ending balance	1,883,982	1,688,829
Technical Equipment | Accumulated Amortisation
Right-of-use assets, net
Beginning balance	(847,437)	(987,924)
Depreciation for the year	(140,985)	(134,775)
Retirements	156	275,262
Ending balance	(988,266)	(847,437)
Other
Right-of-use assets, net
Beginning balance	25,861	38,525
Ending balance	104,515	25,861
Other | Cost
Right-of-use assets, net
Beginning balance	58,021	38,525
Additions or inflationary adjustments	66,791	25,263
Reclassifications	107,075
Retirements	(749)	(5,767)
Ending balance	231,138	58,021
Other | Accumulated Amortisation
Right-of-use assets, net
Beginning balance	(32,160)
Reclassifications	(35,312)
Depreciation for the year	(62,957)	(32,160)
Retirements	3,806
Ending balance	$ (126,623)	$ (32,160)